EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Schedule of share-based payments

	December 31,
	2018	2017
	U.S. dollars in thousands
Presented as part of current liabilities – accounts payable:
Short-term employee benefits	$222	$223

Presented as part of non-current liabilities:
Long-term employee benefits	$159	$310

Schedule of movement in net liabilities defined benefit plans

	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands
Balance at beginning of year	$310	$156
Expense recognized in the statements of operations:
Current service costs and interest costs	29	61
Recognized loss including other:
Actuarial losses carried to other comprehensive income	(166)	112
Other movements:
Benefits paid	(5)	—
Deposits made by the Group	(9)	(19)
Balance at end of year	$159	$310

Schedule of expenses recognized in statements of operations

	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands
Current service costs	$16	$21
Interest costs	7	6
Transfer of profits to benefits	28	18
Total	$51	$45

Schedule of principal actuarial assumptions

The principal actuarial assumptions as of the report date (based on weighted average):

	December 31,
	2018	2017	2016
	%	%	%
Discount rate at the end of the year	3.82	2.74	3.35
Future salary growth	3.00	3.27	3.32